Equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Equity
Note 19:	Equity

a.	Share capital:

	December 31
	2023	2022

Authorized number of shares	20,000,000	12,857,143
Issued and outstanding number of shares	9,221,764	7,240,020

An ordinary share confers upon its holder(s) a right to vote at the general meeting, a right to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

b.	Movement in share capital:

1.	During 2021, 2022 and 2023 the Company issued additional 4,852, 41,395 and 17,458 ordinary shares for each year upon vesting of outstanding RSU’s, respectively.

2.	On November 28, 2022, at the Company’s extraordinary general meeting of shareholders, its shareholders approved:

(a)
An increase of the Company’s authorized share capital from NIS 500,000, consisting of 50,000,000 ordinary shares, per value NIS 0.01 per share to NIS 900,000 consisting of 90,000,000 ordinary shares, per value NIS 0.01 per share.

(b)	On December 5, 2022, the Company’s board of directors approved a reverse split of 1-for-7 ratio. The reverse split went effective on December 20, 2022.

No fractional shares were issued as a result of the reverse share split. Instead, such shares were rounded up to the next whole number of shares. The reverse share split affected all shareholders uniformly and did not alter any person’s percentage interest in our outstanding ordinary shares, except for negligible adjustments that may have resulted from the treatment of fractional shares.

In connection with the reverse share split, The Company also amended and reduced the authorized number of ordinary shares from 90,000,000 to 12,857,143, which reflected a reduction at the same 1-for-7 ratio as the reduction to the number of issued and outstanding ordinary shares.

Concurrently, the par value of the Company’s ordinary shares was increased proportionately, from NIS 0.01 per share to NIS 0.07 per share, in order to maintain the same overall authorized share capital under our Amended and Restated Articles of Association.

On May 31, 2023 the Shareholders of the Company approved an amendment to Article 6 of the Company’s Amended and Restated Articles of Association, which increased the Company’s authorized share capital from 900,000 NIS consisting of 12,857,143 ordinary shares par value NIS 0.07 to NIS 1,400,000, consisting of 20,000,000 ordinary shares, par value NIS 0.07 per share.

c.	Financial transactions:

1.
On March 7, 2022, the Company completed a public offering in total of 744,048 new ordinary shares which were issued in consideration to offering price of $13.44 per share. The net proceeds were $8,653, after deducting commissions and other offering expenses. In addition, on March 22, 2022 the underwriters exercised their options to purchase an additional 89,012 ordinary shares at the same public offering price. The net consideration to the Company, less underwriting discounts and commissions was at additional of $1,021.

As part of the above- mentioned public offering, certain entities affiliated with CBI purchased 208,334 of ordinary shares at the public offering price.

2.
On September 26, 2022, the Company completed a registered direct (the “RD”) offering in an aggregate amount of $13,257 represent a combine purchase price of $12.25 for issuance of 1,082,223 ordinary shares and 1,082,223 warrants that become exercisable on November 28, 2022, at an exercise price of $13.475 per ordinary share which will expire in four years (see also note 25.3).

The warrants issued have been classified as a non-current financial liability due to a net share settlement provision and as they can be settled in cash on the occurrence of Fundamental Transaction as determined in the agreement. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for fair value at each balance sheet date and recorded through profit and loss.

The fair value of the warrants has been evaluated with the assistance of external independent valuator and was computed based on then current price of the shares, a risk-free interest rate of 4.37% and an average standard deviation of 68%.

The net proceeds from this offering in the amount of $11,698 have been received on September 28, 2022. The issuance expenses related to the non-current financial liability were recorded through profit and loss and the issuance expenses related to the issuance of shares recorded as a deduction from the proceeds in equity.

3.
Concurrently, on October 6, 2022, the Company entered into a Private Issuance Purchase Equity agreement (the “PIPE”) with several purchasers, in connection with the offering of 1,407,583 unregistered pre-funded warrants to purchase up to 1,407,583 ordinary shares and 1,407,583 warrants to purchase up to 1,407,583 ordinary shares. Pre-Funded warrants become exercisable on November 28, 2022, at an exercise price of $0.007 per ordinary share and the warrants would be also exercisable upon the Authorized Share Increase Date at an exercise price of $13.475 per ordinary share and expire in four years.

The Pre-Funded warrants and warrants issued have been classified as a non-current financial liabilities due to a net share settlement provision and they can be redeemed in cash on the occurrence of Fundamental Transaction as determined in the agreement. The initial fair value of the financial liabilities issued in the transaction was approximately $20,788, which comprised of: 1. The warrants which were valuated by Black and Sholtes model based on the current price of the shares and a risk-free interest rate of 4.26%, and 2. The pre-funded warrants which were valued in an amount which is approximate its share price upon their issuance.

The consideration received from this transaction was $17,233. As the fair value on initial recognition of the warrants differs from the transaction price, the difference, represents the First day loss at the amount of $3,555, and has been allocated to the warrants with respect to this transaction and is amortized on a straight line basis over the term of the warrants.

The net proceeds from this offering amounted to approximately $15,920. The issuance expenses were recorded through profit and loss.

During December 2022, the 1,407,583 pre-funded warrants were exercised into ordinary shares.

4.
Upon closing of the RD and PIPE Offerings, the Company also issued the placement agent up to 124,491 warrants to purchase up to 124,491 ordinary Shares. The warrants have substantially the same terms as the RD and PIPE Warrants, except that the placement agent’s warrants have an exercise price equal to $15.312 per share (which represents 125% of the offering price per ordinary Share in the offerings). The Fair value of the placement agent’s options was recorded as an issuance expenses through profit and loss and as a deduction from proceed in equity based on the financial treatment of both RD and PIPE offering and in accordance with their part.

5.
On February 7, 2023, the Company completed a registered direct (the “RD”) offering of 1,964,286 new ordinary shares which were issued in consideration to offering price of $14.0 per share. The gross proceeds were $27,500, before deducting commissions and other offering expenses in the amount of $2,031.